Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 1,328,387,521	$ 2,343,875,064
BCRA - Unrestricted current account	2,178,769,159	998,174,027
Balances with other local and foreign institutions	1,236,636,577	372,714,943
Others	8,534,049	0
Allowances for ECL	(42,356)	(628,822)
TOTAL	$ 4,752,284,950	$ 3,714,135,212	$ 3,273,349,599	$ 2,642,258,854